Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Cash and equivalents (note 25a)	$ 6,706	$ 4,074
Accounts receivable (note 18)	791	763
Current inventories	2,068	1,942
Other current assets (note 18)	652	853
Total current assets	10,217	7,632
Non-current assets [abstract]
Non-current portion of inventory (note 17)	2,792	2,783
Equity in investees (note 16)	4,216	4,112
Property, plant and equipment (note 19)	29,354	28,559
Intangible assets other than goodwill	148	148
Goodwill (note 20b)	3,034	3,097
Deferred income tax assets (note 30)	43	0
Other non-current assets	1,773	1,295
Total assets	51,577	47,626
Current liabilities [abstract]
Accounts payable (note 23)	1,859	1,613
Debt (note 25b)	56	24
Current income tax liabilities	866	545
Other current liabilities (note 24)	716	460
Total current liabilities	3,497	2,642
Non-current liabilities [abstract]
Debt (note 25b)	4,647	4,705
Provisions (note 27)	1,846	1,962
Deferred tax liabilities	3,984	3,887
Other liabilities (note 29)	1,687	1,174
Total liabilities	15,661	14,370
Equity [abstract]
Capital stock (note 31)	26,834	27,661
Deficit	(1,170)	(5,269)
Accumulated other comprehensive income (loss)	(273)	33
Other	1,166	1,865
Total equity attributable to Barrick Mining Corporation shareholders	26,557	24,290
Non-controlling interests (note 32)	9,359	8,966
Total equity	35,916	33,256
Total liabilities and equity	$ 51,577	$ 47,626